INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:
	June 30, 2014	September 30, 2013
Land use rights	$186,432	$185,614
Less: Accumulated amortization	31,693	27,594
Total	$154,739	$158,020

Intangible assets consist of the following:
	September 30, 2013	September 30, 2012
Land use rights	$185,614	$181,156
Less: Accumulated amortization	27,594	24,060
Total	$158,020	$157,096